Summary of Significant Accounting Policies - Vessels and equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Vessels and equipment
Depreciation, Depletion and Amortization	$ 93,582	$ 97,551	$ 99,033
Oil Tanker
Vessels and equipment
Property, plant and equipment, useful life	25 years
Excluding amortization of Drydocking expenditure
Vessels and equipment
Depreciation, Depletion and Amortization	$ 70,000	$ 71,900	$ 71,900
Dry-docking activity
Vessels and equipment
Property, Plant and Equipment, Estimated Useful Lives	Useful Life, Lease Term [Member]